Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Revenue from sale of goods	$ 271,105	$ 46,975
Revenue from provision of services	9,992	8,221
Gross revenue	281,097	55,196
Excise taxes	(33,158)	0
Net revenue	247,939	55,196
Cost of sales	112,526	19,603
Gross profit before fair value adjustments	135,413	35,593
Changes in fair value of inventory sold	72,129	17,624
Unrealized gain on changes in fair value of biological assets	(96,531)	(25,550)
Gross profit	159,815	43,519
Expense
General and administration	172,365	42,965
Sales and marketing	99,289	29,445
Acquisition costs	17,217	15,664
Research and development	14,778	1,679
Depreciation and amortization	63,371	12,088
Share-based compensation	107,039	37,450
Total	474,059	139,291
Loss from operations	(314,244)	(95,772)
Other (expense) income
Interest and other income	3,679	2,515
Finance and other costs	(41,025)	(11,762)
Foreign exchange loss	(3,814)	(1,038)
Other income, net	109,464	183,384
Impairment of investment in associates	(73,289)	0
Impairment of intangible assets and goodwill	(9,002)	0
Total	(13,987)	173,099
(Loss) income before taxes	(328,231)	77,327
Income tax recovery (expense)
Current	7,050	(1,659)
Deferred, net	23,257	(6,441)
Income tax expense (recovery)	30,307	(8,100)
Net (loss) income	(297,924)	69,227
Other comprehensive (loss) income that will not be reclassified to net (loss) income
Deferred tax recovery (expense)	11,948	(55)
Unrealized losses on marketable securities	(78,837)
Unrealized losses on marketable securities		(6,616)
Total	(66,889)	(6,671)
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Share of income from investment in associates	352	0
Foreign currency translation (loss) gain	(5,629)	86
Total	(5,277)	86
Total other comprehensive loss	(72,166)	(6,585)
Comprehensive (loss) income	(370,090)	62,642
Net (loss) income attributable to:
Aurora Cannabis Inc.	(290,837)	71,936
Non-controlling interests	(7,087)	(2,709)
Comprehensive (loss) income attributable to:
Aurora Cannabis Inc.	(362,962)	65,351
Non-controlling interests	$ (7,128)	$ (2,709)
Net (loss) earnings per share
Basic (in CAD per share)	$ (0.29)	$ 0.16
Diluted (in CAD per share)	$ (0.29)	$ 0.15